Stockholders' Equity (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 17, 2015	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 21, 2016
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		67,045,814	67,045,814	67,045,814
Common stock, shares outstanding		67,045,814	67,045,814	67,045,814
Common Stock Warrant [Member]
Warrants exercise price		$ 1.000	$ 1.000
Warrant exercisable price per shares		$ 1.17	$ 0.68
Intrinsic value of exercisable warrants		$ 1,530,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	350,000
Number of share tranche of convertible preferred stock receive a per share dividend	175,000
Percentage of dividend from annual revenue	1.00%
Annual net revenue divided by converted or redeemed shares	175,000
Preferred stock convertible into common stock		4,375,000	4,375,000
Preferred stock, conversion description			Each share of Series A Convertible Preferred Stock may be converted, at the option of the holder, into 12.5 shares of common stock (subject to customary anti-dilution provisions) and the Series A Convertible Preferred Stock is subject to mandatory conversion at the conversion rate in the event of a merger or sale transaction resulting in gross proceeds to the Company of at least $21,875,000.
Gross proceeds from sale of transaction		$ 21,875,000	$ 21,875,000
Preferred stock, shares outstanding		350,000	350,000	350,000
Preferred stock, per share redemption price	$ 50.00		$ 50.00	$ 50.00	$ 50.00
Preferred stock, shares right to redeem		175,000
Preferred stock, aggregate cash redemption value		$ 8,750,000	$ 17,500,000	$ 17,500,000
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Preferred stock convertible into common stock		12.5	12.5
Preferred stock, conversion description		Each share of Series A Convertible Preferred Stock may be converted, at the option of the holder, into 12.5 shares of common stock (subject to customary anti-dilution provisions) and the Series A Convertible Preferred Stock is subject to mandatory conversion at the conversion rate in the event of a merger or sale transaction resulting in gross proceeds to the Company of at least $21,875,000.
Undesignated Preferred Stock [Member]
Preferred stock, shares authorized		9,650,000	9,650,000